Business segment information (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2009	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	381.3	316.5	172.7	90.1	53.7	(9.7)	74.5	648.1	603.7	327.3	297.9	(21.5)	0.4	44.0	49.8	48.6	1.2	(10.3)	1,068.9
Net noninterest income (expenses)	343.2	211.7	102.5	40.4	68.8	78.0	53.5	252.2	224.0	25.2	144.4	54.4	30.9	(2.7)	127.1	81.5	45.6	15.6	738.1

Total	724.5	528.2	275.2	130.5	122.5	68.3	128.0	900.3	827.7	352.5	442.3	32.9	31.3	41.3	176.9	130.1	46.8	5.3	1,807.0
General and administrative expenses	381.4	246.9	92.0	66.0	88.9	59.5	75.0	615.9	571.1	235.7	234.2	101.2	44.0	0.8	132.0	91.3	40.7	(5.7)	1,123.6
Others	(35.4)	—	—	—	—	—	(35.4)	(13.8)	—	—	—	—	—	(13.8)	(3.2)	—	(3.2)	(8.4)	(60.8)

Net business profits (losses)	307.7	281.3	183.2	64.5	33.6	8.8	17.6	270.6	256.6	116.8	208.1	(68.3)	(12.7)	26.7	41.7	38.8	2.9	2.6	622.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	134.0	89.4	44.6	11.5	923.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	177.4	131.9	45.5	6.1	2,033.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	125.5	87.4	38.1	0.2	1,202.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

Notes:

(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4)MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2009, 2010 and 2011 presented above to Income (loss) before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2009	2010	2011
	(in billions of yen)
Net business profits	622.6	702.6	741.7

U.S. GAAP adjustments	(124.9)	144.1	(98.4)
(Provision) credit for loan losses	(567.4)	(222.1)	(0.6)
Net gains (losses) related to equity investments	(246.4)	34.1	2.2
Non-recurring personnel expense	(13.2)	(43.9)	(22.8)
Gains on disposal of premises and equipment	23.4	27.6	13.5
(Provision) credit for losses on off-balance-sheet instruments	(83.6)	24.1	(4.4)
Others—net (Note)	31.4	20.0	(19.8)

Income (loss) before income tax expense (benefit)	(358.1)	686.5	611.4

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a gain of ¥75.2 billion recorded in Other noninterest income, a loss of ¥90.6 billion recorded in Other noninterest expenses and a loss of ¥8.2 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 24 “Derivative financial instruments” and Note 3 “Business combination” for further information.